Fees Summary	Aug. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 413,702,903.17
Previously Paid Amount	56,837.25
Total Fee Amount	57,132.37
Total Offset Amount	0.00
Net Fee	$ 295.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A